  As filed with the Securities and Exchange Commission on November 17, 1995
                    Registration Nos. 33-42927; 811-6419

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                           ----------------------

                                  FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]
                       Post-Effective Amendment No. 16                      [X]
                                     And
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ ]
                              Amendment No. 17                              [X]
                      (Check appropriate box or boxes)

                           ----------------------

                           STAGECOACH FUNDS, INC.
             (Exact Name of Registrant as specified in Charter)
                              111 Center Street
                        Little Rock, Arkansas  72201
        (Address of Principal Executive Offices, including Zip Code)

                           ----------------------

     Registrant's Telephone Number, including Area Code:  (800) 643-9691
                            Richard H. Blank, Jr.
                              c/o Stephens Inc.
                              111 Center Street
                        Little Rock, Arkansas  72201
                   (Name and Address of Agent for Service)
                               With a copy to:
                           Robert M. Kurucza, Esq.
                           Marco E. Adelfio, Esq.
                             Morrison & Foerster
                        2000 Pennsylvania Ave., N.W.
                           Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[X]   Immediately upon filing pursuant        [ ]  on _________ pursuant
      to Rule 485(b), or                           to Rule 485(b), or

[ ]   60 Days after filing pursuant           [ ]  on _________ pursuant
      to Rule 485(a), or                           to Rule 485(a)

[ ]   75 days after filing pursuant           [ ]  on (date) pursuant
      to paragraph (a)(2)                          paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares of its common stock, $.001 par value, under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for the fiscal year ended December 31, 1994, was filed with the Securities and Exchange Commission on February 28, 1995.

This Post-Effective Amendment to the Registrant's Registration Statement has been executed by Master Investment Trust (a registered investment company with separate series in which certain of the Registrant's series invest substantially all of their assets) and its trustees and principal officers.

                  Calculation of Registration Fee Under the Securities Act of 1933(1)

  Title of Securities       Amount Being        Proposed Maximum       Proposed Maximum        Amount of Fee
   Being Registered        Registered(2)       Offering Price Per     Aggregate Offering
                                                    Share(2)               Price(3)
-----------------------------------------------------------------------------------------------------------------
   Asset Alloc. -- B               1,726,100                $12.21         $   21,075,687           $  4,215.10
-----------------------------------------------------------------------------------------------------------------
   Ca. T-F Bond -- B               2,244,231                 11.05             24,798,750              4,959.80
-----------------------------------------------------------------------------------------------------------------
    Ca. T-F Income                 1,800,292                 10.61             19,101,101              3,820.20
-----------------------------------------------------------------------------------------------------------------
     Ca. T-F Money               174,532,824                  1.00            174,532,824             34,906.60
     Market Mutual
-----------------------------------------------------------------------------------------------------------------
    Corporate Stock                  327,140                 40.66             13,301,528              2,660.30
-----------------------------------------------------------------------------------------------------------------
  Diver. Income -- A               1,531,722                 13.72             21,015,221              4,203.00
-----------------------------------------------------------------------------------------------------------------
  Diver. Income -- B                 551,954                 12.24              6,755,915              1,351.20
-----------------------------------------------------------------------------------------------------------------
    Ginnie Mae -- B                1,013,446                 10.83             10,975,625              2,195.10
-----------------------------------------------------------------------------------------------------------------
   Growth/Inc. -- A                1,689,547                 18.27             30,868,023              6,173.60
-----------------------------------------------------------------------------------------------------------------
   Growth/Inc. -- B                  463,230                 12.42              5,753,323              1,150.70
-----------------------------------------------------------------------------------------------------------------
Money Market Mutual -- A       1,400,374,064                  1.00          1,400,374,064            280,074.80
----------------------------------------------------------------------------------------------------------------
Money Market Mutual -- S         153,821,685                  1.00            153,821,685             30,764.30
-----------------------------------------------------------------------------------------------------------------
 S-I U.S. Gov't. Inc.              1,196,383                 10.21             12,215,068              2,443.00
-----------------------------------------------------------------------------------------------------------------
U.S. Gov't. All. -- B                509,392                 10.80              5,501,430              1,100.30
-----------------------------------------------------------------------------------------------------------------
       Total Fee                         N/A                   N/A                    N/A           $380,018.00
-----------------------------------------------------------------------------------------------------------------

__________________________________

(1) The Registrant also has registered an indefinite number of shares of its common stock, $.001 par value, under the Securities Act of 1933, pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940, and will file its Rule 24f-2 Notice relating to such shares for the Registrant's next fiscal year ending December 31, 1995 with the Securities and Exchange Commission on or about February 26, 1996.

(2)   Estimated on the basis of the share prices in effect on November 15, 1995.

(3) The respective maximum offering prices for the shares of common stock of the Funds and classes listed above are calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940.

                             CONTENTS OF AMENDMENT


         This Post-Effective Amendment No. 16 to the Registration Statement of the Stagecoach Funds, Inc. is comprised of the following papers and documents:

    1. The facing sheet to register a definite number of shares of common stock;

    2.       Signatures pages; and

    3. Exhibit 99.B10, the opinion and consent of Morrison & Foerster, counsel to the Registrant, as to the legality of the shares being registered.

             The sole purpose of this Post-Effective Amendment No. 16 is to register a definite number of additional shares of common stock of certain series and classes of Stagecoach Funds, Inc., pursuant to Rule 24e-2(a) under the Investment Company Act of 1940.

                                     PART C

                               OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

      (b)     Exhibits

              (99.B10)        Opinion and consent of Morrison & Foerster

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Little Rock, State of Arkansas on the 17th day of November, 1995.

                                        STAGECOACH FUNDS, INC.

                                        By  /s/Richard H. Blank, Jr.
                                            ------------------------
                                            (Richard H. Blank, Jr.)
                                            Secretary and Treasurer
                                            (Principal Financial Officer)

           Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

     Signature                                 Title
     ---------                                 -----

     /s/R. Greg Feltus                         Director, Chairman and President
     -----------------                         (Principal Executive Officer)
     (R. Greg Feltus)

     /s/Richard H. Blank, Jr.                  Secretary and Treasurer
     ------------------------                  (Principal Financial Officer)
     (Richard H. Blank, Jr.)

     /s/Jack S. Euphrat                        Director
     ------------------
     (Jack S. Euphrat)

     /s/Thomas S. Goho                         Director
     -----------------
     (Thomas S. Goho)

     /s/Zoe Ann Hines                          Director
     ----------------
     (Zoe Ann Hines)

     /s/W. Rodney Hughes                       Director
     -------------------
     (W. Rodney Hughes)

     /s/Robert M. Joses                        Director
     ------------------
     (Robert M. Joses)

     /s/J. Tucker Morse                        Director
     ------------------
     (J. Tucker Morse)


Dated: November 17, 1995


*By /s/Richard H. Blank, Jr.
    ------------------------
    (Richard H. Blank, Jr.)
     As Attorney-in-Fact

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 17th day of November, 1995.


                                        MASTER INVESTMENT TRUST

                                        By  /s/Richard H. Blank, Jr.
                                            ------------------------
                                            (Richard H. Blank, Jr.)
                                            Secretary and Treasurer
                                            (Principal Financial Officer)

           Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

     Signature                                 Title
     ---------                                 -----

     /s/R. Greg Feltus                         Chairman, President (Principal
     -----------------                         Executive Officer) and Trustee
     (R. Greg Feltus)

     /s/Richard H. Blank, Jr.                  Secretary and Treasurer
     ------------------------                  (Principal Financial Officer)
     (Richard H. Blank, Jr.)

     /s/ Jack S. Euphrat                       Trustee
     -------------------
     (Jack S. Euphrat)

     /s/Thomas S. Goho                         Trustee
     -----------------
     (Thomas S. Goho)

     /s/Zoe Ann Hines                          Trustee
     ----------------
     (Zoe Ann Hines)

     /s/W. Rodney Hughes                       Trustee
     -------------------
     (W. Rodney Hughes)

     /s/Robert M. Joses                        Trustee
     ------------------
     (Robert M. Joses)

     /s/J. Tucker Morse                        Trustee
     ------------------
     (J. Tucker Morse)

Dated:  November 17, 1995

*By /s/Richard H. Blank, Jr.
    ------------------------
    (Richard H. Blank, Jr.)
    As Attorney-in-Fact

                                EXHIBIT INDEX



EXHIBIT NO.                       DESCRIPTION


Ex 99.B10     Opinion and consent of Morrison & Foerster